Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property and Equipment
Schedule of Property and equipment
	September 30,	December 31,
	2020	2019

Office furniture, equipment and software	$206,000	$197,000
Less accumulated depreciation	(152,000)	(141,000)
Property and equipment, net	$54,000	$56,000

	December 31,	December 31,
	2019	2018

Office furniture, equipment and software	$197,000	$197,000
Less accumulated depreciation	(141,000)	(129,000)
Property and equipment, net	$56,000	$68,000